Segment Information Level 4 (Details) - EBITDA by Segment (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Earnings from unconsolidated entities, net of taxes	$ 20	$ 17	$ 19
EPCD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	272	258	337
Earnings from unconsolidated entities, net of taxes
FPD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	251	231	201
Earnings from unconsolidated entities, net of taxes
FPD [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Earnings from unconsolidated entities, net of taxes
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	$ (73)	$ (67)	$ (48)